SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Apr. 30, 2012	Dec. 31, 2013 USD ($)	Apr. 22, 2012 USD ($)	Apr. 22, 2012 ILS	Mar. 19, 2014 Subsequent Event [Member] USD ($)	Mar. 19, 2014 Subsequent Event [Member] ILS
Subsequent Event [Line Items]
Cash dividend declared, value per share			$ 0.283	1.065	$ 0.23	0.79
Cash dividend declared, declaration date	Apr. 22, 2012				Mar. 19, 2014
Cash dividend declared, record date	May 03, 2012				Apr. 21, 2014
Cash dividend declared, payment date	May 17, 2012				May 07, 2014
Cash dividend declared, amount			$ 2,500	9,400	$ 2,000	6,970
Granted, shares					195,000
Stock options granted, exercise price					$ 8.79